Income Taxes - Summary of Income Tax Benefit Recognized (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current income tax expense		7,860,663
Deferred income tax benefit	(1,572,175)	(9,517,476)	(6,903,561)
Income tax benefit	$ (273,686)	(1,656,813)	(6,903,561)